Assets pledged, collateral received and assets transferred - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 398,779	£ 361,451
Asset backed funding programmes
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 5,300	£ 5,800